T. ROWE PRICE DIVIDEND GROWTH ETF

September 30, 2021 (Unaudited)
PORTFOLIO OF INVESTMENTS‡	Shares	$ Value
(Cost and value in $000s)
COMMON STOCKS 96.3%
COMMUNICATION SERVICES 2.9%
Diversified Telecommunication Services 0.0%
AT&T	580	16
		16
Entertainment 1.2%
Walt Disney (1)	6,763	1,144
		1,144
Media 1.7%
Comcast, Class A	29,879	1,671
		1,671
Total Communication Services		2,831
CONSUMER DISCRETIONARY 7.9%
Hotels Restaurants & Leisure 3.3%
Hilton Worldwide Holdings (1)	6,846	904
Las Vegas Sands (1)	8,102	297
Marriott International, Class A (1)	3,042	451
McDonald's	4,197	1,012
Yum! Brands	4,687	573
		3,237
Multiline Retail 1.3%
Dollar General	5,827	1,236
		1,236
Specialty Retail 2.8%
Home Depot	3,852	1,264
Ross Stores	10,693	1,164
Tractor Supply	1,834	372
		2,800
Textiles, Apparel & Luxury Goods 0.5%
NIKE, Class B	3,345	486
		486
Total Consumer Discretionary		7,759
CONSUMER STAPLES 6.8%
Beverages 2.7%
Coca-Cola	20,329	1,067
Diageo, ADR	1,487	287
PepsiCo	8,421	1,266
		2,620
The accompanying notes are an integral part of this portfolio of investments.

T. ROWE PRICE DIVIDEND GROWTH ETF

	Shares	$ Value
(Cost and value in $000s)
Food & Staples Retailing 0.7%
Costco Wholesale	1,480	665
		665
Food Products 2.1%
McCormick	7,174	581
Mondelez International	25,756	1,499
		2,080
Household Products 0.8%
Colgate-Palmolive	4,094	309
Kimberly-Clark	3,776	500
		809
Tobacco 0.5%
Philip Morris International	5,260	499
		499
Total Consumer Staples		6,673
ENERGY 1.2%
Oil, Gas & Consumable Fuels 1.2%
EOG Resources	7,997	642
TotalEnergies, ADR	11,936	572
Total Energy		1,214
FINANCIALS 14.4%
Banks 4.7%
Bank of America	26,220	1,113
JPMorgan Chase & Co.	12,426	2,034
PNC Financial Services Group	906	177
Wells Fargo & Co.	29,576	1,373
		4,697
Capital Markets 4.3%
Charles Schwab	17,434	1,270
CME Group	2,349	454
Goldman Sachs Group	1,260	476
Morgan Stanley	14,223	1,384
S&P Global	1,604	682
		4,266
Consumer Finance 0.5%
American Express	2,886	483
		483
Insurance 4.9%
Aon, Class A	3,216	919
Chubb	7,811	1,355
Marsh & McLennan	11,671	1,767
The accompanying notes are an integral part of this portfolio of investments.

T. ROWE PRICE DIVIDEND GROWTH ETF

	Shares	$ Value
(Cost and value in $000s)
Progressive	4,002	362
Willis Towers Watson	1,701	396
		4,799
Total Financials		14,245
HEALTH CARE 16.5%
Biotechnology 1.2%
AbbVie	10,682	1,152
		1,152
Health Care Equipment & Supplies 5.9%
Becton Dickinson & Co.	3,746	921
Danaher	8,841	2,691
Medtronic	7,948	996
Stryker	4,435	1,170
		5,778
Health Care Providers & Services 2.8%
Cigna	3,550	711
UnitedHealth Group	5,277	2,062
		2,773
Life Sciences Tools & Services 2.9%
Agilent Technologies	7,468	1,176
Thermo Fisher Scientific	3,043	1,739
		2,915
Pharmaceuticals 3.7%
AstraZeneca, ADR	10,940	657
Eli Lilly & Co.	3,936	909
Johnson & Johnson	6,193	1,000
Zoetis	5,747	1,116
		3,682
Total Health Care		16,300
INDUSTRIALS & BUSINESS SERVICES 12.6%
Aerospace & Defense 1.1%
Howmet Aerospace	11,812	369
Northrop Grumman	2,002	721
		1,090
Air Freight & Logistics 1.0%
United Parcel Service, Class B	5,629	1,025
		1,025
Commercial Services & Supplies 1.5%
Cintas	789	300
Waste Connections	9,398	1,184
		1,484
The accompanying notes are an integral part of this portfolio of investments.

T. ROWE PRICE DIVIDEND GROWTH ETF

	Shares	$ Value
(Cost and value in $000s)
Electrical Equipment 0.4%
Rockwell Automation	1,168	343
		343
Industrial Conglomerates 4.3%
General Electric	14,600	1,504
Honeywell International	6,202	1,317
Roper Technologies	3,138	1,400
		4,221
Machinery 2.0%
Caterpillar	820	157
Cummins	1,887	424
Deere	700	235
Fortive	6,941	490
Illinois Tool Works	3,206	662
PACCAR	398	31
		1,999
Professional Services 0.6%
Equifax	2,344	594
		594
Road & Rail 1.7%
JB Hunt Transport Services	3,178	531
Union Pacific	5,653	1,108
		1,639
Total Industrials & Business Services		12,395
INFORMATION TECHNOLOGY 21.3%
Electronic Equipment, Instruments & Components 1.5%
Amphenol, Class A	9,708	711
TE Connectivity	5,405	742
		1,453
IT Services 6.8%
Accenture, Class A	6,073	1,943
Automatic Data Processing	3,092	618
Broadridge Financial Solutions	5,345	890
Fidelity National Information Services	8,365	1,018
Visa, Class A	10,136	2,258
		6,727
Semiconductors & Semiconductor Equipment 3.4%
Applied Materials	7,010	903
Microchip Technology	4,493	690
QUALCOMM	2,753	355
The accompanying notes are an integral part of this portfolio of investments.

T. ROWE PRICE DIVIDEND GROWTH ETF

	Shares	$ Value
(Cost and value in $000s)
Texas Instruments	7,478	1,437
		3,385
Software 6.0%
Microsoft	21,173	5,969
		5,969
Technology Hardware, Storage & Peripherals 3.6%
Apple	24,912	3,525
		3,525
Total Information Technology		21,059
MATERIALS 5.4%
Chemicals 2.7%
Air Products & Chemicals	1,920	492
Ecolab	432	90
Linde	3,050	895
PPG Industries	84	12
RPM International	5,906	459
Sherwin-Williams	2,479	693
		2,641
Containers & Packaging 2.7%
Avery Dennison	4,425	917
Ball	13,137	1,182
Sealed Air	10,408	570
		2,669
Total Materials		5,310
REAL ESTATE 3.3%
Equity Real Estate Investment Trusts 3.3%
American Tower, REIT	4,693	1,245
Crown Castle International, REIT	4,119	714
Equity Residential, REIT	16,482	1,334
Total Real Estate		3,293
UTILITIES 4.0%
Electric Utilities 1.5%
American Electric Power	176	14
Eversource Energy	5,427	444
NextEra Energy	13,075	1,027
		1,485
Gas Utilities 0.5%
Atmos Energy	5,111	451
		451
Multi-Utilities 1.6%
Ameren	7,331	594
The accompanying notes are an integral part of this portfolio of investments.

T. ROWE PRICE DIVIDEND GROWTH ETF

	Shares	$ Value
(Cost and value in $000s)
CMS Energy	8,384	501
Sempra Energy	3,908	494
		1,589
Water Utilities 0.4%
American Water Works	2,515	425
		425
Total Utilities		3,950
Total Common Stocks (Cost $86,246)		95,029
SHORT-TERM INVESTMENTS 3.6%
Money Market Funds 3.6%
State Street Institutional U.S. Government Money Market Fund, 0.03% (2)	3,559,534	3,559
Total Short-Term Investments (Cost $3,559)		3,559
Total Investments in Securities 99.9% of Net Assets (Cost $89,805)		$98,588
Other Assets Less Liabilities 0.1%		110
Net Assets 100.0%		$98,698

‡	Shares are denominated in U.S. dollars unless otherwise noted.
(1)	Non-income producing.
(2)	Seven-day yield
ADR	American Depositary Receipts
REIT	A domestic Real Estate Investment Trust whose distributions pass-through with original tax character to the shareholder
The accompanying notes are an integral part of this portfolio of investments.

T. ROWE PRICE DIVIDEND GROWTH ETF

Unaudited
    NOTES TO PORTFOLIO OF INVESTMENTS

T. Rowe Price Dividend Growth ETF (the fund) is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification Topic 946. The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). The fund is considered an actively-managed exchange-traded fund (ETF) that does not disclose its portfolio holdings daily, which is different from a traditional ETF and may create additional risks. For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
The fund’s financial instruments are valued at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business.
Security Valuation
The fund’s financial instruments are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The T. Rowe Price Valuation Committee (the Valuation Committee) is an internal committee that has been delegated certain responsibilities by the fund’s Board of Directors (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with GAAP and the 1940 Act. Subject to oversight by the Board, the Valuation Committee develops and oversees pricing-related policies and procedures and approves all fair value determinations. Specifically, the Valuation Committee establishes policies and procedures used in valuing financial instruments, including those which cannot be valued in accordance with normal procedures or using pricing vendors; determines pricing techniques, sources, and persons eligible to effect fair value pricing actions; evaluates the services and performance of the pricing vendors; oversees the pricing process to ensure policies and procedures are being followed; and provides guidance on internal controls and valuation-related matters. The Valuation Committee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1  –  quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2  –  inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3  –  unobservable inputs (including the fund’s own assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques
Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC Bulletin Board securities are valued at the mean of the closing bid and asked prices.

T. ROWE PRICE DIVIDEND GROWTH ETF

A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation.
Investments for which market quotations or market-based valuations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the Valuation Committee, in accordance with fair valuation policies and procedures. The objective of any fair value pricing determination is to arrive at a price that could reasonably be expected from a current sale. Financial instruments fair valued by the Valuation Committee are primarily private placements, restricted securities, warrants, rights, and other securities that are not publicly traded. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation Committee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Committee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis and updated as information becomes available, including actual purchase and sale transactions of the investment. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions, and fair value prices determined by the Valuation Committee could differ from those of other market participants.
Valuation Inputs
On September 30, 2021, all of the fund’s financial instruments were classified as Level 1, based on the inputs used to determine their fair values.
ETF786-054Q3
09/2021